Risk/Return Detail Data - VIPStrategicIncomePortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPStrategicIncomePortfolio-InitialServiceService2PRO | VIP Strategic Income Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Strategic Income Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 77 % of the average value of its portfolio.
Portfolio Turnover, Rate	77.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging markets securities, and foreign developed markets securities. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Potentially investing in equity securities. Using a neutral mix of approximately 45% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 10% foreign developed markets. Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments. Hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts, although not all of the fund's foreign currency exposure will be hedged. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above. Effective December 11, 2025, normally investing at least 80% of assets in a combination of debt securities and income-producing equity securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	7.79%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(7.96%)
Performance Table Heading	Average Annual Returns
VIPStrategicIncomePortfolio-InitialServiceService2PRO | VIP Strategic Income Portfolio | VIP Strategic Income Portfolio - Initial Class
Risk/Return:
Management fee	0.62%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.64%
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798
2015	(1.63%)
2016	8.27%
2017	7.79%
2018	(2.57%)
2019	10.89%
2020	7.52%
2021	3.74%
2022	(11.26%)
2023	9.41%
2024	6.08%
VIPStrategicIncomePortfolio-InitialServiceService2PRO | VIP Strategic Income Portfolio | VIP Strategic Income Portfolio - Service Class
Risk/Return:
Management fee	0.62%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.02%	[1]
Total annual operating expenses	0.74%
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918
VIPStrategicIncomePortfolio-InitialServiceService2PRO | VIP Strategic Income Portfolio | VIP Strategic Income Portfolio - Service Class 2
Risk/Return:
Management fee	0.62%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[1]
Total annual operating expenses	0.89%
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096
VIPStrategicIncomePortfolio-InitialServiceService2PRO | VIP Strategic Income Portfolio | Return Before Taxes | VIP Strategic Income Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	6.08%
Past 5 years	2.81%
Past 10 years	3.60%
VIPStrategicIncomePortfolio-InitialServiceService2PRO | VIP Strategic Income Portfolio | Return Before Taxes | VIP Strategic Income Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	5.86%
Past 5 years	2.72%
Past 10 years	3.51%
VIPStrategicIncomePortfolio-InitialServiceService2PRO | VIP Strategic Income Portfolio | Return Before Taxes | VIP Strategic Income Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	5.78%
Past 5 years	2.54%
Past 10 years	3.34%
VIPStrategicIncomePortfolio-InitialServiceService2PRO | VIP Strategic Income Portfolio | F0097
Risk/Return:
Label	Fidelity Strategic Income Composite Index℠
Past 1 year	5.23%
Past 5 years	1.90%
Past 10 years	3.14%
VIPStrategicIncomePortfolio-InitialServiceService2PRO | VIP Strategic Income Portfolio | LB091
Risk/Return:
Label	Bloomberg U.S. Universal Bond Index
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%

[1]	A Adjusted to reflect current fees.